                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment [ ]; Amendment Number: _______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    NORTH BRIDGE VENTURE MANAGEMENT IV, L.P.
Address: 950 WINTER STREET, SUITE 4600
         WALTHAM, MA 02451

Form 13F File Number: 28-_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    EDWARD T. ANDERSON
Title:   MANAGING MANAGER OF NBVM GP, LLC,
            THE GENERAL PARTNER OF NORTH BRIDGE VENTURE MANAGEMENT IV, L.P.
Phone:   781-290-0004

Signature, Place, and Date of Signing:


/s/ EDWARD T. ANDERSON                       WALTHAM, MA        02/05/2009
-------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           2
Form 13F Information Table Value Total:    $131,933
                                         (thousands)

List of Other Included Managers:          NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

           Column 1             Column 2   Column 3  Column 4        Column 5          Column 6   Column 7          Column 8
------------------------------  --------  ---------  --------  ---------------------  ----------  --------  ------------------------
                                                                                                                Voting Authority
                                Title of               Value     Shrs or   Sh/  Put/  Investment    Other   ------------------------
Name of Issuer                    Class     CUSIP    (x$1000)    Prn Amt   Prn  Call  Discretion  Managers     Sole     Shared  None
------------------------------  --------  ---------  --------  ----------  ---  ----  ----------  --------  ----------  ------  ----
Starent Networks, Corp.            COM    85528P108  $125,775  10,542,721   SH           Sole       None    10,542,721
Soundbite Communications, Inc.     COM    836091108  $  6,158   4,736,509   SH           Sole       None     4,736,509


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